Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment consist of the following components:

			Machinery	Construction
(Millions of US dollars)			and	in
Cost or valuation:	Land	Buildings	Equipment	Progress [1]	Total
At 31 March 2014	$28.7	$212.5	$961.1	$115.4	$1,317.7
Additions [2]	41.5	30.2	72.7	133.5	277.9
Disposals [3]	-	(1.7)	(6.6)	-	(8.3)
Exchange differences	-	(1.2)	(52.6)	-	(53.8)

At 31 March 2015	$70.2	$239.8	$974.6	$248.9	$1,533.5
Additions [2]	-	27.0	155.5	(103.9)	78.6
Disposals [4]	-	(0.7)	(65.8)	(1.5)	(68.0)
Exchange differences	(0.1)	(0.1)	(1.9)	-	(2.1)

At 31 March 2016	$70.1	$266.0	$1,062.4	$143.5	$1,542.0

Accumulated depreciation:
At 31 March 2014	$-	$(80.9)	$(534.0)	$-	$(614.9)
Charge for the year	-	(9.3)	(60.9)	-	(70.2)
Disposals [3]	-	0.8	6.3	-	7.1
Exchange differences	-	1.2	23.4	-	24.6

At 31 March 2015	$-	$(88.2)	$(565.2)	$-	$(653.4)
Charge for the year		(10.7)	(65.6)	-	(76.3)
Disposals [4]	-	0.5	51.1	-	51.6
Exchange differences	-	0.2	2.9	-	3.1

At 31 March 2016	$-	$(98.2)	$(576.8)	$-	$(675.0)

Net book amount:
At 31 March 2015	$70.2	$151.6	$409.4	$248.9	$880.1
At 31 March 2016	$70.1	$167.8	$485.6	$143.5	$867.0

1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$3.2 million and US$1.7 million of capitalized interest for the years ended 31 March 2016 and 2015, respectively.

3	This includes the accounting impact associated with the purchase of the Company’s previously leased facility at Rosehill.

4	The US$16.4 million net book value of disposals include US$10.9 million of usage of replacement parts and US$3.5 million of impairment charges on individual assets. The remaining net book value of disposals of US$2.0 million is related to the disposal of assets no longer in use, and do not represent a sale of assets.